SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ (469,383)	$ (468,023)
Accounts receivable, net	3,336,047	2,687,479	10,353,708
Billed Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,156,076	1,518,937	8,513,420
Billed Accounts Receivable Factored [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	1,649,354	1,591,240	1,840,288
Unbilled Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 45,325